Financial assets at fair value through other comprehensive income (Table)	12 Months Ended
Dec. 31, 2019
14. Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income
	Barclays Bank Group		Barclays Bank PLC
	2019	2018	2019	2018
	£m	£m	£m	£m
Debt securities and other eligible bills	44,781	44,315	43,136	43,029
Equity securities	1	11	-	9
Loans and advances	624	668	624	668
Financial assets at fair value through other comprehensive income	45,406	44,994	43,760	43,706